Share Capital	12 Months Ended
Jun. 30, 2022
13. Share Capital

13. Share Capital

The Company’s common shares have no par value, and the authorized share capital is composed of an unlimited number of common shares. As of June 30, 2022, the Company had 101,872,614 common shares issued and outstanding (June 30, 2021: 98,184,260).

The following shares were issued during the year ended June 30, 2022:

(a)	On September 23, 2021, a total of 211,112 warrants priced at CAD$0.90 were exercised into 211,112 common shares for gross proceeds of $150,588.

(b)	On October 5, 2021, a total of 54,616 warrants priced at CAD$0.65 and 206,667 warrants priced at CAD$0.90 were exercised into 261,283 common shares for gross proceeds of $175,077.

(c)	On October 20, 2021, a total of 155,556 warrants priced at CAD$0.90 were exercised into 155,556 common shares for gross proceeds of $113,110.

(d)	On October 22, 2021, a total of 214,445 warrants priced at CAD$0.90 were exercised into 214,445 common shares for gross proceeds of $156,129.

(e)	On November 23, 2021, a total of 100,000 warrants priced at CAD$0.65 were exercised into 100,000 common shares for gross proceeds of $51,407.

(f)	On December 16, 2021, a total of 123,518 RSUs were converted into common shares.

(g)	On March 2, 2022, a total of 461,539 warrants priced at CAD$0.65 were exercised into 461,539 common shares for gross proceeds of $235,804.

(h)	On March 31, 2022, a total of 30,800 warrants priced at CAD$0.65 were exercised into 30,800 common shares for gross proceeds of $15,998.

(i)	On April 28, 2022, a total of 38,500 warrants priced at CAD$0.65 were exercised into 38,500 common shares for gross proceeds of $19,575.

(j)	On May 18, 2022, a total of 325,000 warrants priced at CAD$0.65 were exercised into 325,000 common shares for gross proceeds of $162,345.

(k)	On May 18, 2022, a total of 220,000 options priced at USD$0.66 were exercised into 220,000 common shares for gross proceeds of $144,833.

(l)	On May 23, 2022, a total of 220,000 options priced at USD$0.66 were exercised into 220,000 common shares for gross proceeds of $146,764.

(m)	On June 2, 2022, a total of 220,000 options priced at USD$0.66 were exercised into 220,000 common shares for gross proceeds of $145,200.

(n)	On June 9, 2022, a total of 215,000 options priced at USD$0.66 were exercised into 215,000 common shares for gross proceeds of $141,900.

(o)	On June 24, 2022, a total of 30,800 warrants priced at CAD$0.65 were exercised into 30,800 common shares for gross proceeds of $15,529.

(p)	On June 27, 2022, a total of 180,000 warrants priced at CAD$0.65 were exercised into 180,000 common shares for gross proceeds of $91,090.

(q)	On June 30, 2022, a total of 680,801 warrants priced at CAD$0.65 were exercised into 680,801 common shares for gross proceeds of $343,538.

The following changes to the issued and outstanding common shares occurred during the year ended June 30, 2021:

(a)

On July 2, 2020, the Company completed a non-brokered private placement of 6,157,887 units at a price of $0.24 (CAD$0.325) per unit for gross proceeds of $1,476,571 (CAD$2,001,310). Each unit consisted of one common share of the Company and one-half of one common share purchase warrant, with each full warrant entitling the holder to acquire one additional common share of the Company at a price of $0.48 (CAD$0.65) per share for a period of 24 months. No finder fees or commissions were paid in association with the private placement. In connection with the non-brokered private placement, the Company incurred $9,293 in share issuance costs.

(b)	On December 22, 2020, a total of 72,174 stock options priced at $0.56 were exercised into 72,174 common shares for gross proceeds of $40,418.

(c)	On February 9, 2021, a total of 147,000 stock options priced at $0.66 were exercised into 147,000 common shares for gross proceeds of $97,054.

(d)	On February 12, 2021, a total of 55,000 warrants priced at CAD$0.90 and 15,385 warrants at a price of CAD$0.65 were exercised into 70,385 common shares for gross proceeds of $46,760.

(e)

On February 19, 2021, a total of 22,223 stock options priced at CAD$0.90 were exercised into 22,223 common shares for gross proceeds of $15,857 and a total of 517,443 RSUs that vested on February 7, 2021 were converted into common shares for no additional consideration.

(f)	On February 23, 2021, a total of 73,000 stock options priced at $0.66 were exercised into 73,000 common shares for gross proceeds of $48,439.

(g)	On February 26, 2021, a total of 111,112 warrants priced at CAD$0.90 were exercised into 111,112 common shares for gross proceeds of $79,172.

(h)	On March 4, 2021, a total of 50,000 warrants priced at CAD$0.65 were exercised into 50,000 common shares for gross proceeds of $25,681.

(i)	On March 8, 2021, a total of 290,000 stock options priced at CAD$1.00 and 220,000 stock options priced at $0.66 were exercised into 510,000 common shares for gross proceeds of $374,494.

(j)

On March 15, 2021, the Company completed a non-brokered private placement of 12,000,000 common shares at a price of CAD$0.65 per share for total gross proceeds of $6,000,000 (CAD$7,800,000). In connection with the non-brokered private placement, the Company incurred $16,367 in share issuance costs.

(k)	On April 12, 2021, a total of 361,500 warrants priced at CAD$0.65 and 55,555 warrants priced at CAD$0.90 were exercised into 417,055 common shares for gross proceeds of $226,506.

(l)

On May 19, 2021, the Company completed a non-brokered private placement of 23,214,286 units at a price of CAD$0.65 per unit for total gross proceeds of $12,500,000 (CAD$15,089,286). Each unit consisted of one common share of the Company and one common share purchase warrant, with each warrant entitling the holder to acquire one additional common share of the Company at a price of CAD$1.00 per share for a period of 24 months. No finder fees or commissions were paid in association with the private placement. In connection with the non-brokered private placement, the Company incurred $87,788 in share issuance costs.

(m)	On May 25, 2021, a total of 750,000 warrants priced at CAD$0.65 were exercised into 750,000 common shares for gross proceeds of $403,705.

(n)	On June 7, 2021, a total of 200,000 warrants priced at CAD$0.90 were exercised into 200,000 common shares for gross proceeds of $148,518.

(o)	On June 23, 2021, a total of 222,223 warrants priced at CAD$0.90 were exercised into 222,223 common shares for gross proceeds of $162,000.